Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended	21 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2012
Operating Activities
Net loss for the Period	$ (935,436)		$ 159,387	$ (1,094,822)
Items not Affecting Cash
Imputed interest	188,303	0	1,419	189,722
Consulting services	100,000			100,000
Foreign exchange	(6,511)			(6,482)
Net Change in Non-cash Working Capital
VAT receivable	12,899		(12,877)	22
Accounts payable and accrued liabilities	22,299		46,413	68,711
Operating Activities, Total	(618,446)	0	(124,432)	(742,849)
Financing Activities
Stocks issued for cash	600,000		2	600,000
Due to related parties	62,808		127,751	190,559
Financing Activities, Total	662,808	0	127,753	790,559
Investing Activities
Cash acquired on acquisition of Subsidiary	1,430			1,430
Investing activities, Total	1,430			1,430
EFFECT OF EXCHANGE RATE ON CASH			27
Net Increase in Cash	45,792	0	3,348	49,140
Cash position - beginning of period	3,348
Cash Position - End of Period	49,140		3,348	49,140
Supplemental Disclosure
Cash paid for interest
Cash paid for income taxes